Schedule of loan payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 269
Less current portion	(97)
Long-term portion of loan payable	172
Loan payable [member]
IfrsStatementLineItems [Line Items]
Total	$ 269